Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of December 31, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	66,653,248
Reserve for conversion of Class B Common Stock	2,004,901
Reserve for exercise of common stock warrants	26,085,732
Reserve for Earnout shares	3,500,000
Stock options and RSUs	11,449,152
Awards available for grant under 2023 Equity Incentive Plan	1,711,926
Awards available for grant under 2023 Employee Stock Purchase Plan	687,055
Shares of Class A Common stock available for issuance	172,907,986

As of September 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	58,838,423
Reserve for conversion of Class B Common Stock	2,004,901
Reserve for exercise of common stock warrants	25,085,732
Reserve for Earnout Shares	3,500,000
Reserve for RaGE Earnout	642,809
Stock options and RSUs	15,640,506
Awards available for grant under 2023 Equity Incentive Plan	2,560,898
Reserve for issuance under 2023 Employee Stock Purchase Plan	687,055
Class A Common Stock available for issuance	176,039,676